UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2538

                        Touchstone Investment Trust
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               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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              (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 362-8000

Date of fiscal year end:  09/30/07
                          --------
Date of reporting period: 12/31/06
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
CORE BOND FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                      MARKET
  SHARES    INVESTMENT SECURITIES -- 99.7%                            VALUE
--------------------------------------------------------------------------------

            PREFERRED STOCKS -- 0.9%

    12,500  Citigroup VIII                                        $     314,750
   215,000  BAC Capital Trust XI                                        232,025
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            TOTAL PREFERRED STOCKS                                $     546,775
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT    CORPORATE BONDS -- 19.2%                                  VALUE

$  430,000  PSI Energy Inc, 7.850%, 10/15/07                      $     437,292
   575,000  Union Pacific Corp, 6.625%, 2/1/08                          581,676
   275,000  Miller Brewing Company 144a, 4.250%, 8/15/08                270,133
   495,000  International Lease Finance Corp, 4.350%, 9/15/08           486,576
   180,000  May Department Stores, 5.950%, 11/1/08                      181,222
   225,000  Capital One Bank, 4.250%, 12/1/08                           220,559
   300,000  British Sky Broadcasting, 6.875%, 2/23/09                   308,833
   455,000  Countrywide Home Loan, 4.125%, 9/15/09                      441,890
   275,000  Mohawk Industries Inc, 5.750%, 1/15/11                      275,189
   275,000  Deutsche Telecom, 5.375%, 3/23/11                           274,167
   330,000  Kellogg Company, 6.600%, 4/1/11                             346,071
   325,000  Citigroup Inc, 5.600%, 4/27/11                              328,161
   235,000  Viacom Inc, 5.750%, 4/30/11                                 235,120
   290,000  EOP Operating LP, 7.000%, 7/15/11                           313,832
   350,000  XSTRATA Finance Canada 144a, 5.500%, 11/16/11               349,915
   350,000  Sing Telecommunications, 6.375%, 12/1/11                    366,752
   125,000  Morgan Stanley, 5.625%, 1/9/12                              127,060
   185,000  Alcoa Inc, 6.000%, 1/15/12                                  189,836
   250,000  John Deere Capital Corp, 7.000%, 3/15/12                    267,534
   150,000  General Electric Company, 5.000%, 2/1/13                    148,335
   175,000  Pulte Homes Inc, 6.250%, 2/15/13                            177,638
   130,000  Embarq Corp, 6.738%, 6/1/13                                 133,056
   250,000  New York Life Global Funding 144a, 5.375%, 9/15/13          250,849
    30,000  Citigroup Inc, 5.000%, 9/15/14                               29,292
   400,000  Caterpillar Financial Services Corp, 4.750%, 1/17/15        381,799
   250,000  Southern Power Company, 4.875%, 7/15/15                     236,897
   300,000  Carolina Power & Light, 5.250%, 12/15/15                    294,996
   100,000  Home Depot Inc, 5.400%, 3/1/16                               97,805
   330,000  Lehman Brothers Holdings, 5.500%, 4/4/16                    329,955
   225,000  National Grid PLC, 6.300%, 8/1/16                           233,029
   245,000  Avalonbay Communities, 5.750%, 9/15/16                      248,199
   305,000  Conoco Phillips, 5.625%, 10/15/16                           306,450
   250,000  Ras Laffan Lng II 144a, 5.298%, 9/30/20                     239,520
   225,000  Kroger Company, 8.000%, 9/15/29                             259,710
   100,000  AOL Time Warner Inc, 7.700%, 5/1/32                         112,829
   175,000  Encana Corp, 6.500%, 8/15/34                                180,354
   210,000  Cons Edison Company of New York, 5.300%, 3/1/35             191,843
   200,000  BB&T Capital Trust I, 5.850%, 8/18/35                       195,504
   305,000  Southern Cal Edison, 5.625%, 2/1/36                         295,242
   210,000  Midamerican Energy Holdings, 6.125%, 4/1/36                 211,691

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
CORE BOND FUND (CONTINUED)
================================================================================

 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES -- 99.7% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 19.2% (CONTINUED)

$  145,000  Lockheed Martin Corp, 6.150%, 9/1/36                  $     152,343
   100,000  Plains All American Pipeline 144a, 6.650%, 1/15/37          101,528
   400,000  USB Capital IX, 6.189%, 4/15/49                             408,515
   150,000  Wachovia Capital Trust III, 5.800%, 8/29/49                 151,238
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                 $  11,370,435
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATION -- 2.0%

$1,205,000  FHLMC, 6.000%, 6/27/11                                $   1,208,350
--------------------------------------------------------------------------------

            MORTGAGE-BACKED SECURITIES -- 56.8%

$  744,565  FNMA, 5.000%, 11/1/17                                 $     734,284
   143,351  FNMA, 4.500%, 1/1/18                                        138,627
   385,254  FNMA, 4.500%, 6/1/18                                        372,560
 1,000,000  FNMA, 5.000%, 12/1/21                                       982,979
   104,562  GNMA, 3.750%, 9/20/24                                       105,850
   147,565  FNMA, 7.000%, 9/1/27                                        152,572
    78,112  GNMA, 4.000%, 10/17/29                                       73,982
    28,523  FHLMC, 7.000%, 5/1/30                                        29,626
    34,297  FNMA, 8.000%, 5/1/30                                         36,174
    12,171  GNMA, 8.000%, 7/15/30                                        12,887
   152,964  FNMA, 7.500%, 1/1/31                                        159,281
    56,324  FNMA, 6.500%, 6/1/31                                         57,315
   388,611  FNMA, 6.500%, 7/1/31                                        395,452
    33,629  FNMA, 8.000%, 7/16/31                                        35,470
   166,432  FNMA, 6.500%, 6/1/32                                        170,560
   245,046  FHLMC, 6.500%, 8/1/32                                       250,551
   123,808  FNMA, 6.500%, 8/1/32                                        126,646
   599,231  FHLMC, 6.500%, 9/1/32                                       612,694
    52,115  FNMA, 6.500%, 9/1/32                                         53,310
   337,446  FNMA, 6.500%, 9/1/32                                        345,180
   199,444  FNMA, 7.000%, 4/1/33                                        204,721
   149,018  FHLMC, 5.500%, 5/1/33                                       147,592
   475,199  FNMA, 5.000%, 6/1/33                                        459,321
 1,500,000  Wells Fargo Mortgage Backed Securities Trust,
              5.500%, 6/25/33                                         1,488,704
 1,471,240  FNMA, 5.500%, 7/1/33                                      1,456,243
   151,854  FNMA, 6.000%, 7/1/33                                        153,134
   135,720  FHLMC, 5.000%, 8/1/33                                       131,186
   589,564  FNMA, 4.500%, 8/1/33                                        553,901
   560,727  FNMA, 5.500%, 8/1/33                                        555,011
   813,749  IMSA 2003-2, 5.500%, 8/25/33                                805,894
   275,797  FNMA, 5.000%, 10/1/33                                       266,787
   271,469  FNMA, 5.000%, 10/1/33                                       262,600
   503,004  FNMA, 5.500%, 10/1/33                                       497,876
   185,847  FNMA, 5.000%, 11/1/33                                       179,775
 1,221,676  Wells Fargo Mortgage Backed Securities Trust,
              4.993%, 2/25/34                                         1,195,945
   596,438  FNMA, 5.000%, 4/1/34                                        576,558
   332,158  FNMA, 5.000%, 4/1/34                                        321,087
   143,135  FNMA, 5.000%, 5/1/34                                        138,364

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
CORE BOND FUND (CONTINUED)
================================================================================

 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES -- 99.7% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 56.8% (CONTINUED)

$1,500,000  CS First Boston Mortgage Securities Corp,
              5.000%, 6/25/35                                     $   1,473,940
   572,971  RAST 2005, 5.500%, 6/25/35                                  560,839
 1,150,000  CWALT, 5.500%, 8/25/35                                    1,132,306
   729,682  FNMA, 6.000%, 9/1/35                                        731,506
   686,669  FNMA, 6.000%, 9/1/35                                        691,469
 1,494,650  CS First Boston Mortgage Securities Corp,
              5.500%, 10/25/35                                        1,463,823
   725,274  Structured Asset Securities Corp, 5.500%, 10/25/35          712,129
   945,631  WMALT Mortgage Pass-Thru Certificates,
              5.500%, 10/25/35                                          944,887
   619,380  SARM 2005-23, 5.450%, 12/30/35                              618,044
   428,450  RFMSI, 5.750%, 2/25/36                                      428,771
   181,868  FNMA, 6.500%, 4/1/36                                        185,297
   742,327  RAST 2006-A1, 6.000%, 4/25/36                               744,818
 1,650,569  FNMA, 6.000%, 7/1/36                                      1,661,775
   550,000  CS First Boston Mortgage Securities Corp,
              5.113%, 7/15/36                                           541,647
   596,391  FNMA, 6.000%, 10/1/36                                       600,440
 1,535,000  FNMA, 5.000%, 12/1/36                                     1,481,755
 1,500,000  FNMA, 5.500%, 12/1/36                                     1,482,312
 1,110,000  GE Capital Commercial Mortgage Corp,
              3.915%, 11/10/38                                        1,071,471
 1,000,000  BSCMS 2005-PW10, 5.405%, 12/11/40                         1,004,764
   875,000  BSCMS 2005-PWR9, 4.871%, 9/11/42                            848,042
   930,000  Banc of America Commercial Mortgage Inc,
              5.889%, 7/10/44                                           966,754
--------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES                      $  33,587,488
--------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 18.2%

$1,090,000  U.S. Treasury Notes, 4.875%, 5/31/08                  $   1,089,489
    40,000  U.S. Treasury Notes, 4.500%, 2/15/09                         39,758
   575,000  U.S. Treasury Notes, 4.875%, 5/15/09                        576,258
   795,000  U.S. Treasury Notes, 3.500%, 8/15/09                        770,964
 1,500,000  U.S. Treasury Notes, 4.625%, 8/31/11                      1,495,254
   920,000  U.S. Treasury Notes, 4.500%, 11/30/11                       911,806
 1,971,361  U.S. Treasury Inflation Protected Securities,
              1.625%, 1/15/15                                         1,855,543
 2,045,000  U.S. Treasury Notes, 4.625%, 11/15/16                     2,031,581
 2,135,000  U.S. Treasury Bonds, 4.500%, 2/15/36                      2,030,253
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS                       $  10,800,906
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES    INVESTMENT FUND -- 2.6%                                   VALUE
--------------------------------------------------------------------------------

 1,544,642  Touchstone Institutional Money Market Fund*           $   1,544,642
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.7%
              (Cost $59,248,730)                                  $  59,058,596

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%               198,468
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $  59,257,064
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
HIGH YIELD FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES -- 100.7%                           VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 96.8%

$  477,012  American Airline, 9.710%, 1/2/07                      $     478,205
   200,000  CSC Holdings Inc, 7.875%, 12/15/07                          202,500
   200,000  Sequa Corp, 8.875%, 4/1/08                                  206,000
   100,000  Semco Energy Inc, 7.125%, 5/15/08                            99,899
   200,000  Avista Corp, 9.750%, 6/1/08                                 209,678
   300,000  Marsulex Inc, 9.625%, 7/1/08                                300,000
   303,000  Champion Enterprises Inc, 7.625%, 5/15/09                   298,455
    19,000  AES Corp, 9.500%, 6/1/09                                     20,330
 1,528,000  CSC Holdings Inc, 8.125%, 7/15/09                         1,583,389
 1,175,000  Ford Motor Credit Company, 7.875%, 6/15/10                1,184,760
   180,000  Pemex Project Fdg Master Trust, 9.125%, 10/13/10            201,870
    22,500  Dow Jones, 8.750%, 12/29/10                                  23,709
    86,000  Stone Container Corp, 9.750%, 2/1/11                         88,688
   725,000  Allied Waste North America, 5.750%, 2/15/11                 701,438
   750,000  Chemed Corp, 8.750%, 2/24/11                                776,250
   200,000  Briggs & Stratton Corp, 8.875%, 3/15/11                     216,500
 1,000,000  Fresenius Medical Capital Trust IV, 7.875%, 6/15/11       1,047,500
    87,000  MacDermid Inc, 9.125%, 7/15/11                               90,480
 1,250,000  Qwest Corp, 7.875%, 9/1/11                                1,331,249
   606,000  General Motors Accept Corp, 6.875%, 9/15/11                 621,573
 1,250,000  Nalco Company, 7.750%, 11/15/11                           1,278,124
   575,000  CMS Energy, 6.300%, 2/1/12                                  577,875
 1,000,000  Communication & Power Inc, 8.000%, 2/1/12                 1,015,000
 1,000,000  Bluewater Finance Ltd, 10.250%, 2/15/12                   1,047,500
 1,000,000  United Rentals NA Inc, 6.500%, 2/15/12                      987,500
 1,200,000  Consol Energy Inc, 7.875%, 3/1/12                         1,266,000
   257,000  United Auto Group Inc, 9.625%, 3/15/12                      270,171
 1,000,000  M/I Homes Inc, 6.875%, 4/1/12                               897,500
    69,000  Alltrista Corp, 9.750%, 5/1/12                               72,968
   400,000  Polyone Corp, 8.875%, 5/1/12                                399,000
 1,000,000  El Paso Corp, 7.875%, 6/15/12                             1,072,500
 1,000,000  United Refining Company, 10.500%, 8/15/12                 1,050,000
 1,010,000  US Oncology Inc, 9.000%, 8/15/12                          1,065,550
 1,000,000  Jefferson Smurfit Corp, 8.250%, 10/1/12                     975,000
 1,000,000  Owens-Brockway, 8.750%, 11/15/12                          1,060,000
   250,000  Stena AB, 9.625%, 12/1/12                                   266,250
   750,000  Del Monte Corp, 8.625%, 12/15/12                            791,250
   308,000  Lamar Media Corp, 7.250%, 1/1/13                            313,775
   530,000  Citizens Communications, 6.250%, 1/15/13                    520,063
   366,000  Paramount Resources Ltd, 8.500%, 1/31/13                    363,255
 1,000,000  Stewart Enterprises, 6.250%, 2/15/13                        962,500
   150,000  AES Corp 144a, 8.750%, 5/15/13                              160,688
   500,000  Semco Energy Inc, 7.750%, 5/15/13                           504,707
   500,000  Omnicare Inc, 6.125%, 6/1/13                                478,750
   415,000  Edison Mission Energy, 7.500%, 6/15/13                      433,675
 1,000,000  Offshore Logistic, 6.125%, 6/15/13                          945,000
   945,000  Chaparral Steel Company, 10.000%, 7/15/13                 1,054,856
 1,000,000  Range Resources Corp, 7.375%, 7/15/13                     1,025,000

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
HIGH YIELD FUND (CONTINUED)
================================================================================

 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES -- 100.7% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 96.8% (CONTINUED)

$  250,000  Reliant Resources Inc, 9.500%, 7/15/13                $     268,125
   300,000  Texas Industries Inc, 7.250%, 7/15/13                       304,500
   441,000  Windstream Corp 144a, 8.125%, 8/1/13                        477,383
   773,000  Sungard Data Systems Inc, 9.125%, 8/15/13                   811,650
   175,000  Ford Motor Credit Company, 7.000%, 10/1/13                  167,122
   633,000  Res-Care Inc, 7.750%, 10/15/13                              648,825
   500,000  Stena AB, 7.500%, 11/1/13                                   493,750
   357,000  Dex Media Inc, .000%, 11/15/13                              318,623
 1,075,000  Dex Media Inc, .000%, 11/15/13                              959,438
   306,000  Dex Media Inc, 8.000%, 11/15/13                             315,180
 1,200,000  Pilgrims Pride Corp, 9.250%, 11/15/13                     1,251,000
   980,000  Sabine Pass Lng LP 144a, 7.250%, 11/30/13                   973,875
 1,252,000  Cenveo Corp, 7.875%, 12/1/13                              1,201,920
 1,000,000  Overseas Shipholding Group, 8.750%, 12/1/13               1,080,000
   980,000  Pinnacle Foods Group Inc, 8.250%, 12/1/13                 1,003,275
 1,300,000  Massey Energy Company, 6.875%, 12/15/13                   1,222,000
   610,000  Regency Energy Partners 144a, 8.375%, 12/15/13              611,525
   919,000  Mirant North America LLC, 7.375%, 12/31/13                  932,785
 1,000,000  K Hovnanian Enterprises, 6.500%, 1/15/14                    970,000
   379,000  Sungard Data Systems Inc, 4.875%, 1/15/14                   333,520
 1,140,000  Videotron Ltee, 6.875%, 1/15/14                           1,147,125
 1,220,000  NRG Energy Inc, 7.250%, 2/1/14                            1,229,150
   500,000  Station Casinos, 6.500%, 2/1/14                             444,375
 1,400,000  GCI Inc, 7.250%, 2/15/14                                  1,389,499
 1,006,000  Asbury Automotive Group, 8.000%, 3/15/14                  1,021,090
 1,257,000  HCA Inc, 5.750%, 3/15/14                                  1,043,310
   400,000  Trinity Industries Inc, 6.500%, 3/15/14                     393,000
   250,000  US Concrete Inc, 8.375%, 4/1/14                             244,375
 1,000,000  US Concrete Inc 144a, 8.375%, 4/1/14                        977,500
   187,000  Autonation Inc, 7.000%, 4/15/14                             188,403
   322,000  Glencore Funding LLC 144a, 6.000%, 4/15/14                  313,895
 1,000,000  International Steel Group, 6.500%, 4/15/14                1,027,500
 1,350,000  CHC Helicopter Corp, 7.375%, 5/1/14                       1,301,062
 1,197,000  Sensata Technologies BV 144a, 8.000%, 5/1/14              1,149,120
 1,265,000  Iasis Healthcare, 8.750%, 6/15/14                         1,280,812
   222,000  Sealy Mattress Company, 8.250%, 6/15/14                     231,990
 1,250,000  Foundation PA Coal Company, 7.250%, 8/1/14                1,271,875
 1,342,000  Panamsat Corp, 9.000%, 8/15/14                            1,417,487
   147,000  Lyondell Chemical Company, 8.000%, 9/15/14                  152,513
   260,000  NXP BV/NXP Funding LLC 144a, 7.875%, 10/15/14               268,775
   838,000  Dresser-Rand Group Inc, 7.375%, 11/1/14                     844,285
   122,000  Mosaic Co 144a, 7.375%, 12/1/14                             125,203
   305,000  Freescale Semiconductor 144a, 8.875%, 12/15/14              303,856
   949,000  Novelis Inc 144a, 8.250%, 2/15/15                           918,158
   245,000  Holly Energy Partners LP, 6.250%, 3/1/15                    232,750
   500,000  Meritage Homes Corp, 6.250%, 3/15/15                        475,000
   400,000  AES Corp 144a, 9.000%, 5/15/15                              430,000

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
HIGH YIELD FUND (CONTINUED)
================================================================================

 PRINCIPAL                                                            MARKET
  AMOUNT    INVESTMENT SECURITIES -- 100.7% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 96.8% (CONTINUED)

$  395,000  Ventas Realty LP, 7.125%, 6/1/15                      $     414,750
   250,000  Georgia-Pacific Corp, 7.700%, 6/15/15                       254,688
 1,250,000  Beazer Homes USA, 6.875%, 7/15/15                         1,225,000
   620,000  Southern Copper Corp, 6.375%, 7/27/15                       630,878
   348,000  Lamar Media Corp, 6.625%, 8/15/15                           344,955
 1,122,000  Mylan Laboratories Inc, 6.375%, 8/15/15                   1,110,780
   392,000  Nell Af Sarl 144a, 8.375%, 8/15/15                          402,780
 1,246,000  Ikon Office Solutions, 7.750%, 9/15/15                    1,305,184
 1,540,000  Gibraltar Industries Inc, 8.000%, 12/1/15                 1,518,824
   518,000  Atlas Pipeline Partners, 8.125%, 12/15/15                   532,245
   306,000  Omnicare Inc, 6.875%, 12/15/15                              302,175
 1,197,000  Case Corp, 7.250%, 1/15/16                                1,211,963
 1,000,000  Chesapeake Energy Corp, 6.875%, 1/15/16                   1,008,750
   427,000  DRS Technologies Inc, 6.625%, 2/1/16                        430,203
   285,000  Copano Energy LLC, 8.125%, 3/1/16                           294,975
   667,000  Quebecor Media Inc, 7.750%, 3/15/16                         681,174
   500,000  Service Corp International, 6.750%, 4/1/16                  497,500
 1,250,000  Basic Energy Services, 7.125%, 4/15/16                    1,231,250
   944,000  Transcont Gas Pipe Corp, 6.400%, 4/15/16                    953,440
   219,000  Windstream Corp 144a, 8.625%, 8/1/16                        239,805
   717,000  Ashtead Capital Inc 144a, 9.000%, 8/15/16                   767,190
   201,000  PNA Group Inc 144a, 10.750%, 9/1/16                         207,784
    98,000  Lyondell Chemical Company, 8.250%, 9/15/16                  102,900
 1,005,000  Berry Petroleum Company, 8.250%, 11/1/16                  1,006,256
   208,000  Peabody Energy Corp, 7.375%, 11/1/16                        221,520
   596,000  HCA Inc 144a, 9.250%, 11/15/16                              638,465
 1,220,000  Idearc Inc 144a, 8.000%, 11/15/16                         1,238,300
   122,000  Mosaic Co 144a, 7.625%, 12/1/16                             126,423
   395,000  Stena AB, 7.000%, 12/1/16                                   375,250
   354,000  United Auto Group Inc, 7.750%, 12/15/16                     355,770
   158,000  Service Corp Intl, 7.000%, 6/15/17                          159,975
   537,000  Chesapeake Energy Corp 144a, 6.500%, 8/15/17                524,918
 1,000,000  Gazprom International 144a, 7.201%, 2/1/20                1,057,500
 1,000,000  Broadwing Inc, 7.250%, 6/15/23                              975,000
 1,300,000  Ford Motor Company, 7.450%, 7/16/31**                     1,020,500
 1,088,000  General Motors Accept Corp, 8.000%, 11/1/31               1,249,098
   568,000  General Motors, 8.375%, 7/15/33**                           525,400
   800,000  Ava Capital Trust III, 6.500%, 4/1/34                       795,947
 1,500,000  Enterprise Products, 8.375%, 8/1/66                       1,624,808
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                 $  92,267,857
--------------------------------------------------------------------------------

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
HIGH YIELD FUND (CONTINUED)
================================================================================

                                                                      MARKET
  SHARES    INVESTMENT SECURITIES -- 100.7% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            INVESTMENT FUNDS -- 3.9%

 2,115,489  Touchstone Institutional Money Market Fund*           $   2,115,489
 1,623,950  BBH Securities Lending Fund (a)                           1,623,950
--------------------------------------------------------------------------------
            TOTAL INVESTMENT FUNDS                                $   3,739,439
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 100.7%
              (Cost $94,974,075)                                  $  96,007,296

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)            (708,056)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $   95,299,240
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

** All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $1,530,441.

(a)   Represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
INSTITUTIONAL MONEY MARKET FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 99.8%                            VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 29.6%

$  500,000  BNP Paribas, 7.200%, 1/15/07                          $     500,296
   550,000  HSBC Finance Corp, 4.650%, 1/15/07                          549,851
 1,000,000  JP Morgan Chase & Company, 6.875%, 1/15/07                1,000,607
 1,138,000  Merrill Lynch & Company, 7.000%, 1/15/07                  1,138,786
   330,000  Morgan Stanley Dean Witter Inc, 8.330%, 1/15/07             330,401
 2,000,000  Alabama Power Company, 5.624%, 1/23/07                    2,001,670
   645,000  Morgan Stanley Dean Witter Inc FRN, 5.505%,
              1/27/07                                                   645,457
   460,000  Caterpillar Financial Services Corp, 2.625%,
              1/30/07                                                   458,957
 2,075,000  HSBC Finance Corp, 5.750%, 1/30/07                        2,075,070
 1,410,000  Bank of America Corp, 5.250%, 2/1/07                      1,410,365
 1,850,000  US Bank NA, 2.870%, 2/1/07                                1,846,025
   100,000  Caterpillar Financial Services Corp, 3.000%,
              2/15/07                                                    99,774
 1,086,000  Bear Stearns Company Inc, 7.000%, 3/1/07                  1,089,367
   950,000  HSBC Finance Corp, 7.875%, 3/1/07                           953,600
 1,000,000  Morgan Stanley Dean Witter, 6.875%, 3/1/07                1,001,781
   700,000  World Savings Bank FSB FRN, 5.429%, 3/1/07                  700,037
 1,670,000  American General Finance, 5.750%, 3/15/07                 1,670,874
   575,000  BP Capital Markets PLC, 2.625%, 3/15/07                     571,674
   575,000  Deutsche Bank AG New York, 5.340%, 3/15/07                  575,000
   500,000  HSBC Finance Corp, 6.000%, 3/15/07                          500,469
   650,000  Bank One NA IL, 5.500%, 3/26/07                             649,953
 1,850,000  Gannett Company Inc, 5.500%, 4/1/07                       1,849,066
   295,000  Morgan Stanley Dean Witter, 5.800%, 4/1/07                  295,174
   250,000  National Rural Utilities, 3.625%, 4/10/07                   248,761
   595,000  SLM Corp, 5.625%, 4/10/07                                   595,310
 2,950,000  McDonald's Corp, 5.375%, 4/30/07                          2,948,921
 2,065,000  Caterpillar Financial Services, 3.100%, 5/15/07           2,046,183
   500,000  HSBC Finance Corp, 5.900%, 5/15/07                          500,312
 1,658,000  HSBC Finance Corp, 7.650%, 5/15/07                        1,670,919
   447,000  General Electric Capital Corp, 8.700%, 5/21/07              452,409
   285,000  JP Morgan Chase & Company, 5.250%, 5/30/07                  284,689
   500,000  Rabobank, 5.140%, 5/31/07                                   499,491
   100,000  JP Morgan Chase & Company, 7.250%, 6/1/07                   100,749
 1,620,000  BNP Paribas, 8.350%, 6/15/07                              1,638,932
 1,000,000  BNP Paribas, 8.350%, 6/15/07                              1,012,754
   524,000  Caterpillar Financial Services, 4.875%, 6/15/07             522,048
   273,000  General Electric Capital Corp, 5.000%, 6/15/07              272,112
 2,300,000  Union Planters Bank, 5.125%, 6/15/07                      2,294,396
 7,682,000  ABN AMRO Bank Chicago, 7.125%, 6/18/07                    7,739,329
 1,350,000  Suntrust Bank, 5.050%, 7/1/07                             1,346,955
   910,000  Suntrust Bank, 6.900%, 7/1/07                               916,159
   350,000  Bank of America Corp, 6.625%, 8/1/07                        352,508
   225,000  Intl Lease Finance Corp, 3.750%, 8/1/07                     222,840
   500,000  Citizens Property Insurance, 6.850%, 8/25/07                504,689
   140,000  Bank of New York Company Inc, 3.900%, 9/1/07                138,631
   450,000  US Bancorp, 6.875%, 9/15/07                                 454,193

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
INSTITUTIONAL MONEY MARKET FUND (CONTINUED)
================================================================================

 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 99.8% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 29.6% (CONTINUED)

$  360,000  National City Bank, 3.375%, 10/15/07                  $     354,671
   195,000  Bank of Scotland TSY SRV 144a, 3.500%, 11/30/07             191,799
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                 $  49,224,014
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATION -- 2.9%

$4,883,721  Overseas Private Investment Corp, 5.350%, 1/3/07      $   4,883,524
--------------------------------------------------------------------------------

            VARIABLE RATE DEMAND NOTES -- 54.4%

$3,800,000  Yuengling Beer Company Inc, 5.380%, 1/1/07            $   3,800,000
 3,000,000  Ogden City UT Redev Agy Rev, 5.500%, 1/2/07               3,000,000
   300,000  2880 Stevens Creek LLC, 5.410%, 1/3/07                      300,000
   400,000  Central Concrete Supermix, 5.400%, 1/3/07                   400,000
 1,125,000  Malone College, 5.430%, 1/3/07                            1,125,000
    70,000  Santa Clara Co CA Hsg Auth MFH Rev (Willows),
              5.550%, 1/3/07                                             70,000
   300,000  Alameda Co CA IDA Rev (Bema Electronic),
              5.410%, 1/4/07                                            300,000
   255,000  Allegheny Co PA Redev Auth (Brentwood
              Towne Square), 5.470%, 1/4/07                             255,000
 2,500,000  Angiodynamics Inc, 5.430%, 1/4/07                         2,500,000
   245,000  Automated Packaging Sys, 5.430%, 1/4/07                     245,000
 3,672,000  Avalon Foodservice Inc, 5.380%, 1/4/07                    3,672,000
 1,010,000  Bluegrass Paving Inc FRN, 5.450%, 1/4/07                  1,010,000
   210,000  Bonbright Distributors, 5.380%, 1/4/07                      210,000
 1,455,000  CA Statewide Cmntys Dev Auth Rev (Park David),
              5.420%, 1/4/07                                          1,455,000
 5,954,000  Class B Rev Bnd Ctf Ser 2004-2, 5.600%, 1/4/07            5,954,000
   515,000  CO HFA EDR, 5.430%, 1/4/07                                  515,000
   385,000  Connelly / Brueshaber Partnership, 5.500%, 1/4/07           385,000
    90,000  Deltime LLC Project, 5.380%, 1/4/07                          90,000
   400,000  Employers Resource Associates Inc, 5.450%, 1/4/07           400,000
 1,435,000  Farley Investment Property, 5.400%, 1/4/07                1,435,000
    65,000  FBC Chemical Project, 5.380%, 1/4/07                         65,000
 2,900,000  First United Methodist of Fort Walton, 5.470%,
              1/4/07                                                  2,900,000
   600,000  FL HFC Rev (Waterford Pointe), 5.470%, 1/4/07               600,000
       700  Harland Develop & Scott, 5.410%, 1/4/07                         700
 6,400,000  ID Hlth Facs Auth Rev, 5.430%, 1/4/07                     6,400,000
 4,935,000  JJJ Home Product Center, 5.440%, 1/4/07                   4,935,000
    75,000  MA St Dev Fin Agy Rev (Bridgewell Inc), 5.430%,
              1/4/07                                                     75,000
 1,170,000  Mailender-Abel, 5.400%, 1/4/07                            1,170,000
 3,868,000  Mill St Village LLC, 5.550%, 1/4/07                       3,868,000
 9,355,000  Mountain Agency Inc, 5.500%, 1/4/07                       9,355,000
   300,000  P&P Investment Company Inc, 5.430%, 1/4/07                  300,000
   400,000  Powell Healthcare Real Estate, 5.470%, 1/4/07               400,000
 1,760,000  Rev Bd Ctf (Chimney Hills) Ser 2005-6, 5.600%,1/4/07      1,760,000
 5,245,000  Rev Bd Ctf (Greens of Merrill Creek) Ser 2005-3,
              5.600%, 1/4/07                                          5,245,000
 1,075,000  Riverside Co CA IDA IDR (Advance Business),
              5.450%, 1/4/07                                          1,075,000
   465,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts),
              5.370%, 1/4/07                                            465,000
   500,000  San Bernardino Co CA Hsg Auth MFH Rev,
              5.390%, 1/4/07                                            500,000
 2,065,000  Southwestern IL Dev Auth IDR (MattinglyLumber),
              5.510%, 1/4/07                                          2,065,000
 2,730,000  SPG Capital LLC, 5.390%, 1/4/07                           2,730,000

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
INSTITUTIONAL MONEY MARKET FUND (CONTINUED)
================================================================================

 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 99.8% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 54.4% (CONTINUED)

$1,940,000  Temple Baptist Church, 5.390%, 1/4/07                 $   1,940,000
   900,000  The Harper Company FRN, 5.480%, 1/4/07                      900,000
   945,000  Trust No B-2, 5.450%, 1/4/07                                945,000
   600,000  TX Student Hsg & Cmnty Affairs MFH (Post Oak),
              5.420%, 1/4/07                           600,000
   400,000  WA St HFC MFH Rev (Brittany Park), 5.370%, 1/4/07           400,000
 1,025,000  WA St HFC MFH Rev (Mallard Lakes), 5.410%, 1/4/07         1,025,000
   600,000  Wilmington Iron & Metal, 5.410%, 1/4/07                     600,000
 3,750,000  Winnebago Co IL Indl Dev, 5.460%, 1/4/07                  3,750,000
 3,610,000  Bel Air Investments LLC, 5.500%, 1/5/07                   3,610,000
   795,000  First Church of Nazarene Pascagoula MS, 5.500%,
              1/5/07                                                    795,000
 4,210,000  Pearlstine Distributors, 5.400%, 1/5/07                   4,210,000
   500,000  Pettitti Enterprises, 5.410%, 2/8/07                        500,000
--------------------------------------------------------------------------------
            TOTAL VARIABLE RATE DEMAND NOTES                      $  90,304,700
--------------------------------------------------------------------------------

            TAXABLE MUNICIPAL BONDS -- 6.7%

$1,675,000  Graves Co KY Indl Rev, 5.400%, 1/4/07                 $   1,675,000
   905,000  LA Loc Govt Envir Facs Cmnty Dev Auth Rev,
              5.430%, 1/4/07                                            905,000
 1,500,000  OH Elec Energy Acquisition Corp II, 4.300%,
              2/15/07                                                 1,497,333
 3,500,000  Camden Co NJ Impt Auth Rev, 5.740%, 8/1/07                3,499,999
 1,555,000  Buter Co OH BANS LTGO, 5.500%, 9/20/07                    1,555,000
 2,000,000  Chelsea MA BANS, 5.500%, 12/27/07                         2,002,605
--------------------------------------------------------------------------------
            TOTAL TAXABLE MUNICIPAL BONDS                         $  11,134,937
--------------------------------------------------------------------------------

            TIME DEPOSIT -- 3.0%

$5,000,000  BNP Paribas, 5.300%, 1/2/07                           $   5,000,000
--------------------------------------------------------------------------------

            CERTIFICATE OF DEPOSIT -- 3.0%

$5,000,000  Royal Bank of Canada NY, 5.490%, 10/2/07              $   5,000,000
--------------------------------------------------------------------------------

  FACE
 AMOUNT     REPURCHASE AGREEMENT -- 0.2%                              VALUE
--------------------------------------------------------------------------------
$  297,000  Morgan Stanley Dean Witter Inc 5.20% dated
              12/29/06 due 01/02/07 repurchase proceeds
              $297,172 (Collateralized by $960,000 REFCO
              Strip 0.00% due 04/15/30; fair value $304,310)      $     297,000
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES AND REPURCHASE
              AGREEMENT -- 99.8%
              (Amortized Cost $165,844,175)                       $ 165,844,175

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%               391,182
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $ 166,235,357
================================================================================

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES -- 99.6%                            VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 26.8%

$  822,000  Bear Stearns Company Inc, 5.700%, 1/15/07             $     822,198
   310,000  Fleetboston Financial Corp, 8.625%, 1/15/07                 310,400
   114,000  General Electric Capital Corp, 2.800%, 1/15/07              113,875
   110,000  HSBC Finance Corp, 4.650%, 1/15/07                          109,964
   260,000  JP Morgan Chase & Company, 6.875%, 1/15/07                  260,136
   874,000  Merrill Lynch & Company, 7.000%, 1/15/07                    874,453
   541,000  Toyota Motor Credit Corp, 5.650%, 1/15/07                   540,989
 1,000,000  Alabama Power Company, 5.624%, 1/23/07                    1,000,835
   410,000  SLM Corp FRN, 5.597%, 1/25/07                               410,415
   285,000  Morgan Stanley Dean Witter Inc FRN, 5.505%, 1/27/07         285,140
   200,000  Merrill Lynch & Company FRN, 5.505%, 1/29/07                200,084
   170,000  Caterpillar Financial Services Corp, 2.625%, 1/30/07        169,592
 2,047,000  Fifth Third Bank, 2.700%, 1/30/07                         2,043,242
 1,707,000  HSBC Finance Corp, 5.750%, 1/30/07                        1,707,885
 1,811,000  Bank of America Corp, 5.250%, 2/1/07                      1,811,107
 1,320,000  JP Morgan Chase & Company, 7.125%, 2/1/07                 1,322,139
   612,000  Merrill Lynch & Company, 5.360%, 2/1/07                     612,089
   875,000  US Bank NA, 2.870%, 2/1/07                                  873,356
 1,000,000  Key Bank NA FRN, 5.415%, 2/9/07                           1,000,062
   130,000  Caterpillar Financial Services Corp, 3.000%, 2/15/07        129,599
   150,000  HSBC Finance Corp, 4.650%, 2/15/07                          149,826
   324,000  HSBC Finance Corp, 8.375%, 2/15/07                          325,117
   100,000  Intl Lease Finance Corp, 5.750%, 2/15/07                     99,997
   225,000  Bear Stearns Company Inc, 7.000%, 3/1/07                    225,525
   300,000  Goldman Sachs Group LP, 7.200%, 3/1/07                      300,803
   200,000  HSBC Finance Corp, 6.875%, 3/1/07                           200,475
   388,000  HSBC Finance Corp, 7.875%, 3/1/07                           389,354
   207,000  Morgan Stanley Dean Witter Inc, 6.875%, 3/1/07              207,405
 1,695,000  National Rural Utilities, 6.500%, 3/1/07                  1,697,906
   100,000  World Savings Bank FSB FRN, 5.429%, 3/1/07                   99,988
   200,000  Bank of America Corp FRN, 5.541%, 3/5/07                    199,992
   422,000  Citigroup Inc, 5.000%, 3/6/07                               421,716
   135,000  American General Finance, 5.750%, 3/15/07                   135,077
   125,000  BP Capital Markets PLC, 2.625%, 3/15/07                     124,248
   105,000  Caterpillar Financial Services Corp, 5.250%, 3/15/07        105,003
 1,000,000  HSBC Finance Corp, 5.000%, 3/15/07                          999,799
   200,000  Bear Stearns Company Inc FRN, 5.966%, 3/27/07               200,505
 4,625,000  Bank of Montreal, 7.800%, 4/1/07                          4,650,276
 3,959,000  Gannett Company Inc, 5.500%, 4/1/07                       3,957,648
   100,000  Morgan Stanley Dean Witter Inc, 5.800%, 4/1/07              100,096
   281,000  SLM Corp, 5.625%, 4/10/07                                   281,026
   100,000  Credit Suisse FB USA Inc, 5.750%, 4/15/07                   100,021
   200,000  McDonald's Corp, 5.375%, 4/30/07                            199,961
   432,000  Merrill Lynch & Company, 3.000%, 4/30/07                    428,450
 2,587,000  Bank One Corp, 7.600%, 5/1/07                             2,604,021
   675,000  Intl Lease Finance Corp, 3.125%, 5/3/07                     669,734
   375,000  Associates Corp, 5.960%, 5/15/07                            375,000
   115,000  Bank One Corp, 7.125%, 5/15/07                              115,692

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
================================================================================

 PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES -- 99.6% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 26.8% (CONTINUED)

$  860,000  Caterpillar Financial Services Corp, 3.100%, 5/15/07  $     852,391
   165,000  Citigroup Global Markets, 7.375%, 5/15/07                   165,958
   125,000  General Electric Capital Corp, 3.375%, 5/15/07              123,954
   400,000  Mellon Bank NA, 7.375%, 5/15/07                             402,764
   755,000  Intl Lease Finance Corp, 5.625%, 6/1/07                     755,368
   275,000  HSBC Finance Corp, 3.870%, 6/7/07                           273,147
   575,000  Caterpillar Financial Services Corp, 4.875%, 6/15/07        573,315
   600,000  Comerica Bank, 7.250%, 6/15/07                              604,303
   100,000  HSBC Finance Corp, 5.200%, 6/15/07                           99,889
 1,027,000  Mellon Funding Corp, 4.875%, 6/15/07                      1,023,146
   125,000  Wells Fargo Company, 6.750%, 6/15/07                        125,667
 3,895,000  ABN AMRO Bank, 7.125%, 6/18/07                            3,923,915
   155,000  Bank of New York Company Inc, 5.200%, 7/1/07                154,636
   333,000  Citicorp Inc, 7.000%, 7/1/07                                334,736
   770,000  Suntrust Bank, 5.050%, 7/1/07                               768,280
   243,000  Wal-Mart, 4.375%, 7/12/07                                   241,404
 1,718,000  Georgia Power Company, 4.875%, 7/15/07                    1,711,700
   161,000  US Bancorp, 5.100%, 7/15/07                                 160,412
   334,000  General Electric Capital Corp, 3.450%, 7/16/07              330,267
   250,000  Key Bank NA, 5.000%, 7/17/07                                248,978
   373,000  National Rural Utilities, 3.240%, 7/23/07                   367,886
 1,000,000  McDonald's Corp, 6.500%, 8/1/07                           1,005,508
   100,000  Bear Stearns Co Inc, 7.800%, 8/15/07                        101,437
   100,000  HSBC Finance Corp, 5.750%, 8/15/07                          100,224
   100,000  McDonald's Corp, 3.875%, 8/15/07                             99,007
   776,000  US Bancorp, 3.950%, 8/23/07                                 768,696
   125,000  Citizens Property Insurance, 6.850%, 8/25/07                125,961
   250,000  Bank of New York Company Inc, 3.900%, 9/1/07                247,489
   200,000  US Bancorp, 6.875%, 9/15/07                                 201,842
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                 $  49,854,501
--------------------------------------------------------------------------------

            VARIABLE RATE DEMAND NOTES -- 61.7%

$1,025,000  Greenville SC Mem Aud Dist Pub Fac Corp
              (Bi-Lo Ctr), 5.470%, 1/3/06                         $   1,025,000
   195,000  Monroe Co NY IDR (Rochester Inst), 5.450%, 1/1/07           195,000
   400,000  Alachua Co FL HFA MFH Rev (Brookside Apts), 5.470%,
              1/3/07                                                    400,000
   700,000  Berks Co PA IDA Rev, 5.400%, 1/3/07                         700,000
   285,000  FL HFC Rev (Valencia), 5.470%, 1/3/07                       285,000
 2,468,000  Hass Door Company & Nofziger Door Company Intl Inc,
              5.380%, 1/3/07                                          2,468,000
   788,000  Acme Investment Company, 5.380%, 1/4/07                     788,000
 2,820,000  American Micro Products, 5.430%, 1/4/07                   2,820,000
   490,000  American Watchmakers Institute, 5.550%, 1/4/07              490,000
 2,500,000  Angiodynamics Inc, 5.430%, 1/4/07                         2,500,000
   250,000  Berks Cardiologists, 5.400%, 1/4/07                         250,000
   695,000  Brundidge AL Combined Utilities Rev, 5.600%, 1/4/07         695,000
   375,000  CA Infra & Econ Dev Bk IDR (Bonny Doon), 5.450%,
              1/4/07                                                    375,000
   730,000  CA Infra & Econ Dev Bk IDR (Studio Moulding),
              5.450%, 1/4/07                                            730,000
   400,000  CA Statewide CDA MFH Rev, 5.420%, 1/4/07                    400,000

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
================================================================================

PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES -- 99.6% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 61.7% (CONTINUED)

$  300,000  CA Statewide CDA Rev (Canyon Hsg), 5.420%, 1/4/07     $     300,000
   340,000  CA Statewide CDA Rev (Cypress Villas), 5.430%,
              1/4/07                                                    340,000
   495,000  CA Statewide CDA Rev (Oakmont of Stockton LLC),
              5.470%, 1/4/07                                            495,000
   345,300  Campus Research Corp, 5.570%, 1/4/07                        345,300
   545,000  Carmel IN IDR (Telamon Corp), 5.520%, 1/4/07                545,000
   500,000  Carmel IN IDR (Telamon Corp) Ser 1996 B, 5.520%,
              1/4/07                                                    500,000
 1,025,000  Century Motors Acura (Elizabeth Connelley Trust),
              5.450%, 1/4/07                                          1,025,000
   860,000  Century Motors VW (Elizabeth Connelley Trust),
              5.450%, 1/4/07                                            860,000
 4,400,000  Class B Revenue Bond Ctf Ser 2004-2,
              5.600%, 1/4/07                                          4,400,000
   115,000  CO HFA EDR (Super Vacuum Mfg Company),
              5.430%, 1/4/07                                           115,000
   165,000  Connelly / Brueshaber Partnership, 5.500%, 1/4/07           165,000
 3,115,000  Cunat Brothers Inc (William St Apt), 5.560%, 1/4/07       3,115,000
   668,000  CWB Investment LLC, 5.500%, 1/4/07                          668,000
   210,000  Diamond Dev Group Inc, 5.550%, 1/4/07                       210,000
   215,000  Eden Prairie MN IDR (SWB LLC), 5.850%, 1/4/07               215,000
   280,000  Employers Resource Associates Inc, 5.450%, 1/4/07           280,000
   633,000  Fitch Denney Funeral Home, 5.500%, 1/4/07                   633,000
   500,000  FL HFC MFH (Avalon Reserve), 5.470%, 1/4/07                 500,000
   314,000  Greencastle IN EDR (Round Barn Manor Apt),
              5.470%, 1/4/07                                            314,000
 4,075,000  Harter Lincoln Mercury, 5.420%, 1/4/07                    4,075,000
 1,980,000  Heart Center Cascades, 5.430%, 1/4/07                     1,980,000
   490,000  IL Dev Fin Auth Indl Rev, 5.660%, 1/4/07                    490,000
   215,000  IL Fin Auth Rev (Chicago Christian-B), 5.410%,
              1/4/07                                                    215,000
   100,000  Jefferson Co KY Student Hsg (ULH Inc), 5.650%,
              1/4/07                                                    100,000
   200,000  JJB Properties LLC OK Rev (Rental Property), 5.350%,
              1/4/07                                                    200,000
 1,700,000  JL Capital One LLC, 5.520%, 1/4/07                        1,700,000
 2,615,000  LA HFA MFH Rev (Restoration Baton Rouge), 5.450%,
              1/4/07                                                  2,615,000
 3,230,000  LA Loc Govt Environmental Fac (Bioset Shreveport),
              5.550%, 1/4/07                                          3,230,000
   745,000  Lake Oswego OR Redev Agy Tax Incrmnt Rev,
              5.420%, 1/4/07                                            745,000
 1,620,000  Louisiana Loc Govt Envir Facs CDA Rev Ser B,
              5.450%, 1/4/07                                          1,620,000
 1,300,000  M & M Drying LTD, 5.380%, 1/4/07                          1,300,000
   305,000  Macatawa Capital, 5.500%, 1/4/07                            305,000
 2,730,000  Mack Industries Inc, 5.430%, 1/4/07                       2,730,000
   605,000  Memphis TN Hlth Ed & Hsg Fac Brd MFH Rev (Breezy
              Point Apt), 5.600%, 1/4/07                                605,000
   390,000  Miami River Stone Company, 5.500%, 1/4/07                   390,000
   730,000  Miklin Industries LLC, 5.500%, 1/4/07                       730,000
 2,000,000  Mill St Village LLC, 5.550%, 1/4/07                       2,000,000
 2,135,000  Monte Cristo Enterprises, 5.430%, 1/4/07                  2,135,000
   810,000  Montgomery Co NY IDA Rev (CNB Fin Corp), 5.500%,
              1/4/07                                                    810,000
 2,205,000  Moody's Professional Building, 5.500%, 1/4/07             2,205,000
 3,675,000  Mountain Agency Inc, 5.500%, 1/4/07                       3,675,000
 1,620,000  Mountain St University Inc WV Rev, 5.500%, 1/4/07         1,620,000
   550,000  MU LLC Taxable Notes, 5.550%, 1/4/07                        550,000
 4,500,000  Muhlenberg Medical Property, 5.420%, 1/4/07               4,500,000
   330,000  New York NY IDA Civic Fac Rev, 5.450%, 1/4/07               330,000
   365,000  New York NY IDA Civic Fac Rev, 5.470%, 1/4/07               365,000
 1,130,000  Oklahoma Co OK Fin Auth IDR (Factory Direct),
              5.530%, 1/4/07                                          1,130,000
   105,000  PA St Higher Edl Facs Auth Rev, 5.450%, 1/4/07              105,000

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
================================================================================

PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES -- 99.6% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 61.7% (CONTINUED)

$  835,000  Paks Partners, 5.450%, 1/4/07                         $     835,000
   200,000  Powell Healthcare, 5.470%, 1/4/07                           200,000
 3,917,000  Revenue Bond Ctf Ser 2004-15 (Centennial East
              II Apts), 5.600%, 1/4/07                                3,917,000
 1,580,000  Revenue Bond Ctf Ser 2004-19 (The Landings),
              5.600%, 1/4/07                                          1,580,000
 3,120,000  Revenue Bond Ctf Ser 2006-3 (Meridian Apts PJ),
              5.600%, 1/4/07                                          3,120,000
   997,000  Revenue Bond Ctf Ser 2006-7 (Sterling Park Apts),
              5.600%, 1/4/07                                            997,000
   700,000  Riverside Co CA IDA IDR (Advance Business),
              5.450%, 1/4/07                                            700,000
 5,090,000  Shehata Said & Shehata, 5.500%, 1/4/07                    5,090,000
   420,000  Shenandoah Valley Ltd, 5.480%, 1/4/07                       420,000
   675,000  Shumaker Loop & Kendrick, 5.380%, 1/4/07                    675,000
   703,000  SO Realty LLC, 5.480%, 1/4/07                               703,000
 5,375,000  Springfield MO Redev Auth Rev (Univ Plaza Hotel),
              5.550%, 1/4/07                                          5,375,000
    70,000  St Charles Co MO IDA Rev (Austin Co), 5.560%,
              1/4/07                                                     70,000
    75,000  Suffolk Co NY IDR Civic Fac, 5.470%, 1/4/07                  75,000
   100,000  Terre Haute IN Intl Arprt Auth Rev (Tri
              Aerospace), 5.650%, 1/4/07                                100,000
   935,000  TKBMN LLC, 5.500%, 1/4/07                                   935,000
 1,245,000  VP Pack LLC, 5.500%, 1/4/07                               1,245,000
   530,000  VT HFA Student Hsg (West Block), 5.470%, 1/4/07             530,000
 1,020,000  WA St Econ Dev Fin Auth EDR, 5.420%, 1/4/07               1,020,000
   235,000  WA St HFC MFH Rev (Brittany Park), 5.370%, 1/4/07           235,000
   565,000  WAI Enterprises LLC, 5.400%, 1/4/07                         565,000
 1,225,000  West Covina CA PFA Tax Allocation Rev, 5.430%,
              1/4/07                                                  1,225,000
 1,355,000  Westwood Baptist Church, 5.420%, 1/4/07                   1,355,000
   200,000  Wilmington Iron & Metal Company, 5.420%, 1/4/07             200,000
   490,000  ZECC Investments LLP, 5.550%, 1/4/07                        490,000
 2,675,000  Baldwin Bone & Joint Med Ctr LLC, 5.600%, 1/5/07          2,675,000
 1,040,000  Community Christian Schools Inc, 5.450%, 1/5/07           1,040,000
 2,510,000  Diaz-Upton LLC, 5.450%, 1/5/07                            2,510,000
   530,000  Green Valley Church (Birmingham), 5.450%, 1/5/07            530,000
 3,700,000  Medical Realty Group, 5.490%, 1/5/07                      3,700,000
   735,000  Schenectady NY IDR (JMR Dev Company), 5.420%,
              1/7/07                                                    735,000
   400,000  Greater Valley CA Med Bldg LLP, 3.900%, 3/1/07              398,993
--------------------------------------------------------------------------------
            TOTAL VARIABLE RATE DEMAND NOTES                      $ 114,847,293
--------------------------------------------------------------------------------

            TAXABLE MUNICIPAL BONDS -- 6.2%

$  255,000  Edmond OK EDA Student Hsg Rev, 5.450%,1/1/07          $     255,000
   890,000  Memphis TN Health Edl & Hsg Fac Brd MFH Rev
              (Alco Pptys Apt B), 5.450%, 1/4/07                        890,000
   605,000  Memphis TN Health Edl & Hsg Fac Brd MFH Rev
              (Alco) Ser B, 5.500%, 1/4/07                              605,000
   600,000  Washington MO IDA Indl Rev, 5.480%, 1/4/07                  600,000
   300,000  Bridgeport CT UTGO, 7.330%, 1/15/07                         300,269
   500,000  OH Elec Energy Acquisition Corp II, 4.300%, 2/15/07         499,111
 1,160,000  Ross Co OH EDR Notes (Sports & Culture), 5.750%,
              3/15/07                                                 1,160,000
   100,000  Los Angeles Co CA Pension Oblig Ser D, 6.920%,
              6/30/07                                                   100,662
 1,000,000  Camden Co NJ Impt Auth Rev, 5.740%, 8/1/07                1,000,000
 2,110,000  MI Pub Edl Facs Auth Rev, 5.700%, 8/31/07                 2,110,000
 1,500,000  Lebanon OH LTGO BANS (Telecom), 6.500%, 9/18/07           1,507,635

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
================================================================================

PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES -- 99.6% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            TAXABLE MUNICIPAL BONDS -- 6.2% (CONTINUED)

$  465,000  Pataskala OH BANS Muni Bldg, 6.350%, 12/20/07         $     468,195
 2,000,000  Chelsea MA BANS, 5.500%, 12/27/07                         2,002,605
--------------------------------------------------------------------------------
            TOTAL TAXABLE MUNICIPAL BONDS                         $  11,498,477
--------------------------------------------------------------------------------

            CERTIFICATE OF DEPOSIT -- 1.3%

$2,500,000  Royal Bank of Canada NY, 5.490%, 10/2/07              $   2,500,000
--------------------------------------------------------------------------------

            COMMERCIAL PAPER -- 3.6%

$6,631,000  BNP Paribas Finance Inc, .000%, 1/2/07                $   6,630,024
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.6%
              (Amortized Cost $185,330,295)                       $ 185,330,295

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%               675,392
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $ 186,005,687
================================================================================

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

PRINCIPAL
 AMOUNT     INVESTMENT SECURITIES -- 99.7%                            VALUE
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 66.9%

$  110,000  FHLB, 5.490%, 1/2/07                                  $     110,000
   125,000  FNMA, 4.750%, 1/2/07                                        124,998
 3,000,000  Overseas Private Investment Corp, 5.300%, 1/3/07          3,000,000
 2,604,651  Overseas Private Investment Corp, 5.350%, 1/3/07          2,604,651
   100,000  FNMA, 2.540%, 1/12/07                                        99,912
   300,000  FHLB, 2.260%, 1/16/07                                       299,623
   100,000  FHLB, 4.200%, 1/19/07                                        99,926
   200,000  FHLB, 4.000%, 1/23/07                                       199,821
   500,000  FHLMC, 6.835%, 1/23/07                                      500,375
   149,000  FNMA, 3.310%, 1/26/07                                       148,770
   100,000  FNMA, 3.000%, 1/30/07                                        99,808
   155,000  FHLB, 5.200%, 2/5/07                                        154,931
   170,000  FNMA, 3.550%, 2/16/07                                       169,567
   145,000  FFCB, .000%, 2/21/07                                        143,905
   100,000  FHLMC, 2.850%, 2/23/07                                       99,618
   200,000  FNMA, 3.000%, 3/2/07                                        199,147
   380,000  FHLMC, 3.750%, 3/15/07                                      378,801
   292,000  FHLMC, 4.875%, 3/15/07                                      291,723
   100,000  FHLMC, 3.000%, 3/28/07                                       99,437
 1,000,000  FNMA, 4.500%, 3/30/07                                       999,145
   505,000  FNMA, 6.960%, 4/2/07                                        506,764
   304,000  FNMA, 7.150%, 4/11/07                                       305,302
   500,000  FHLMC, 3.000%, 4/25/07                                      496,125
   240,000  FHLB, 4.500%, 5/11/07                                       239,147
   190,000  FHLB, 3.530%, 5/23/07                                       188,492
   138,000  FFCB, 3.250%, 6/15/07                                       136,699
   500,000  FFCB, 3.900%, 6/21/07                                       496,410
   100,000  FNMA, 2.500%, 7/16/07                                        98,520
   100,000  FHLB, 3.650%, 8/3/07                                         99,060
   110,000  FHLMC, 4.000%, 8/10/07                                      109,133
   155,000  FNMA, 3.410%, 8/30/07                                       153,139
   500,000  FHLB, 5.300%, 10/26/07                                      500,000
   100,000  FFCB, 6.280%, 11/5/07                                       100,770
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $  13,253,719
--------------------------------------------------------------------------------

            VARIABLE RATE DEMAND NOTES -- 12.7%

$  290,000  CA Statewide CDA MFH Rev, 5.420%, 1/4/07              $     290,000
   450,000  NY State Hsg Fin Agy Rev, 5.350%, 1/4/07                    450,000
   985,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts)
              Guarantor: FNMA, 5.370%, 1/4/07                           985,000
   800,000  Simi Valley CA Hsg MFH Rev (Parker Ranch)
              Guarantor: FNMA, 5.370%, 1/4/07                           800,000
--------------------------------------------------------------------------------
            TOTAL VARIABLE RATE DEMAND NOTES                      $   2,525,000
--------------------------------------------------------------------------------

TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
================================================================================

  FACE
 AMOUNT     INVESTMENT SECURITIES -- 99.7% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENT -- 20.1%

$3,974,000  BMO Capital Markets Repurchase Agreement 5.22%
              dated 12/29/06 due 01/02/07 repurchase proceeds
              $3,976,305 (Collateralized by $6,747,353 FNMA
              5.00% due 08/01/18; fair value $4,053,480)          $   3,974,000
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES AND REPURCHASE
              AGREEMENT -- 99.7%
              (Amortized Cost $19.752.719)                        $  19,752,719

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                53,602
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $  19,806,321
================================================================================

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

SECURITY VALUATION

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PORTFOLIO SECURITIES LOANED

As of December 31, 2006, the High Yield Fund had loaned corporate bonds having a fair value of approximately $1,530,441 and had received collateral valued at $1,623,950 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

TOUCHSTONE INVESTMENT TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

DOLLAR ROLL TRANSACTIONS

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

INVESTMENT INCOME

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of December 31, 2006, the Funds had the following federal tax cost resulting in unrealized appreciation/depreciation as follows:

                                                                        NET
                                    GROSS            GROSS          UNREALIZED
                    FEDERAL       UNREALIZED       UNREALIZED      APPRECIATION
                    TAX COST     APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
--------------------------------------------------------------------------------
Core Bond Fund     59,342,371       255,304         (539,079)        (283,775)
High Yield Fund    93,350,125     2,228,736       (1,195,515)       1,033,221

TOUCHSTONE INVESTMENT TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

PORTFOLIO ABBREVIATIONS:
BANS  - Bond Anticipation Notes
CDA   - Communities Development Authority
EDA   - Economic Development Authority
EDR   - Economic Development Revenue
FFCB  - Federal Farm Credit Bank
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
HFA   - Housing Finance Authority
HFC   - Housing Finance Corporation
IDA   - Industrial Development Authority
IDR   - Industrial Development Revenue
LTGO  - Limited Tax General Obligation
MFH   - Multi-Family Housing
PFA   - Public Finance Authority
UTGO  - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.


                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Investment Trust


By:    /s/ Jill T. McGruder
       ------------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 27, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date:  February 27, 2007